Auditor's Remuneration (Details) - Schedule of total remuneration paid or payable to auditors - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Audit and review of the Company’s financial statements
PKF Perth	$ 159,900	$ 47,450
PKF Brisbane Audit	95,000	12,500
Taxation services - PKF Perth	13,300	12,551
Other services – PKF Perth	3,500	12,179
Total	$ 271,700	$ 84,680